Employee Benefits - Schedule of Actual Return on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ 22.5	$ (2.5)
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ 0.0